As filed with the U.S. Securities and Exchange Commission on 9/8/2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2022

U.S. Global Jets ETF

Ticker: JETS

U.S. Global GO GOLD and

Precious Metal Miners ETF

Ticker: GOAU

U.S. Global Sea to Sky Cargo ETF

Ticker: SEA

U.S. Global ETFs

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited)

For the six-month period ending June 30, 2022 (the “current fiscal period”), the U.S. Global Jets ETF (“JETS” or the “Fund”) fell -21.76% at market value and -21.91% at net asset value (“NAV”), underperforming its benchmark, the U.S. Global Jets Index (“JETSX” or the “Index”), which lost -21.62%, and the benchmark index, the S&P® 500, which was down -19.96%. JETS beat the NYSE Arca Global Airlines Index, which fell 24.24% in the first half of the year.

European airline bookings strongly rebounded in the final week of March after declining for two weeks following the invasion of Ukraine. Total weekly bookings reached their highest level since the beginning of the pandemic, while both intra-Europe and international average fares recovered to 2019 levels.

According to J.P Morgan, the latest Chase card spend data, which served as a reliable leading indicator, remains resilient. Daily indexed spend has consistently remained above 2019 since March 2, 2022, and is currently accelerating again. With an estimated 45% of corporate demand still grounded, J.P. Morgan analysts are confident current trends can continue.

According to Morgan Stanley, travel managers expected their budgets to be down 25% versus 2019 in the first half of 2022, a significant improvement from the previous survey when managers expected the second half of 2021 to be down 39% versus 2019. The average from respondents is for budgets to be back to 94% of 2019 by next year. In another positive shift, the proportion that expects budgets to increase in 2022 has also risen, from 15% to 26%.

Chinese domestic air traffic plunged to 20% of 2019 levels in the second half of March, down from 45% in the first half of March, very close to the initial COVID disruptions in the first half of February 2020 when traffic was down to only 14% of normal. The decline was led by key cities with traffic at Shanghai only at 4% of 2019 levels in the second half of March (from 39% in the first half of March), while Guangzhou and Hainan appeared better at 30-35% of 2019 levels in the second half of March. Domestic airline unit revenues also weakened to 57% of normal in the second half of February (from 71% in the first half of February).

easyJet plc and Wizz Air Holdings plc trading updates showed losses in the March quarter were better than expectations, driven by higher loads. easyJet’s summer bookings have trended ahead of 2019 levels, with an even split between the United Kingdom and European Union. Wizz Air Holdings plc has been “encouraged” by recent demand and had expected summer bookings to build significantly post Easter.

Air Canada’s projected corporate travel in 2023 could recover to 80% of 2019 levels, according to the company’s Investor Day presentation on March 30. Leisure demand is expected to surpass 2019 levels by that time.

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

Travel budgets in 2022 may not recover to 2019 levels. The expectation is for an average of 29% of 2022 travel budgets to be allocated instead to virtual meetings. “Virus concerns” were the primary reason cited for using virtual meetings. Nevertheless, Chairman and CEO of American Airlines Group, Inc., Doug Parker, stated that he remains bullish on business travel and believes video communication platforms such as Zoom can and will co-exist with corporate travel, rather than compete. Delta Airlines, Inc. has indicated that corporate travel could resume as corporate offices and borders reopen. Eighty percent of Delta Airlines, Inc.’s corporate accounts are seeing increases in ticketing already.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

For the six-month period ending June 30, 2022 (the “current fiscal period”, the U.S. Global GO GOLD and Precious Metal Miners ETF (”GOAU” or the “Fund”) fell -19.07% at market value and -19.15% at net asset value (“NAV”), underperforming its benchmark, the U.S. Global GO GOLD and Precious Metal Miners Index (GOAUX or the “Index”), which decreased -18.64%, and the benchmark index, the S&P® 500, which was down -19.96%. GOAU underperformed the NYSE Arca Gold Miners Index, which fell -14.55%.

Total known Exchange Traded Funds (“ETF”) holdings of gold surged 5.3% in March to over 105.7 million ounces with the onset of the Russian invasion of Ukraine and were up 8.1% in total for the first quarter of 2022. Sales by the U.S. Mint of American Eagle gold coins surged 74% to 155,500 ounces in March compared to February. The U.S. Mint noted annual year-over-year sales were up 3.5% in the first quarter.

Although a sharp slowdown in global growth would be a temporary headwind for mining equities, the commodity cycle will not die until supply growth comes, and that could be years away, Jefferies says. The U.S. bank expects the mining sector to continue to materially outperform the market, driven by an expansion of what are currently extremely low price-to-earnings (P/E) ratios. “Our base case assumption is that commodity markets will enter a demand soft patch soon, but we believe the risk to this is increasingly to the upside. The best idea, in our view, is to stay long and ignore the volatility, if possible,” Jefferies says.

The gold industry is betting that blockchain technology could help keep illicit bullion bars out of the international market. The London Bullion Market Association (LBMA) and World Gold Council (WGC) are developing a digital system to track gold through the supply chain, the organizations said in a joint statement. Using a blockchain-backed ledger, the so-called Gold Bar Integrity Program will capture the transaction history of bullion from mine to vault, they said.

The Reserve Bank of India (RBI) boosted its gold holdings by 65 tons in the year ended March to 760.4 tons, according to the central bank’s annual report. Of the 760.4 tons, about 295.8 tons are held in India as backing for notes issued, while the rest is held overseas as assets of the banking department, the RBI said in the report.

Canada’s Centerra Gold, Inc. has agreed to hand control of its expropriated gold mine to Kyrgyzstan’s government. The agreement calls for Centerra Gold, Inc. to yield control of its owned subsidiary Kumtor Gold Company and an affiliate to state-owned refiner Kyrgyzaltyn OJSC. In exchange for control, Kyrgyzaltyn OJSC is to transfer its 26% stake in Centerra Gold, Inc. back to the Canadian company, which plans to cancel the shares. The minority stake is valued at about 972 million Canadian dollars, equivalent to 776 million U.S. dollars. Centerra will pay $36 million for the shares to Kyrgyzaltyn OJSC and to Canadian tax authorities alongside other potential payments.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

The World Platinum Investment Council (WPIC) lowered its supply forecast for 2022 to 7.78 million ounces of the metal as it expects lower output from South Africa and Russia. Additionally, the organization estimated supply at 8.18 million ounces earlier this year and Major South African producers are all lowering guidance. The WPIC sees sanctions impacting Russian output and has reduced its platinum surplus outlook to 627,000 ounces from 652,000 ounces.

In related news, the Royal Bank of Canada (RBC) expects automobile sales to remain challenged in 2022, given supply constraints and the impact of inflation on consumers. With supply from Russia seemingly uninterrupted so far, the bank expects platinum prices to stay soft through 2022.

With elevated cost of capital for developers, the royalty/streaming companies are a relevant alternative for project financing. While part of the developer strategy is usually to look at value crystallization through being acquired, the mismatch between junior equity valuations and the robust nature of the majors at current metal prices make this dynamic even more poignant.

According to Stifel, miners are poised to deliver outsized capital returns to shareholders through dividends and share buybacks over the coming years. The phase of deleveraging following significant investment in growth over a decade ago is nearing completion. Investing in new growth has been a challenge and continues to face obstacles, further bolstering balance sheets. This leaves dividends and buybacks as the next destination for excess cash sitting idly on the balance sheet. While the larger miners in Stifel’s analysis are already paying an attractive average dividend yield of 5%, they see room for higher returns (dividends and buybacks) in the coming years as buoyant commodity prices and a lack of sizable growth opportunities create an ideal scenario for heightened shareholder returns.

U.S. Global Sea to Sky Cargo ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

For the period from commencement of operations on January 19, 2022 through June 30, 2022 (the “current fiscal period”, the U.S. Global Sea to Sky Cargo ETF (“SEA” or the “Fund”) fell -11.00% at market value and lost -10.97% at net asset value (“NAV”), underperforming its benchmark, the U.S. Global Sea to Sky Cargo Index (“SEAX” or the “Index”), which lost -10.46%. SEA beat the benchmark index, the S&P 500, which lost -15.89%.

Scrapping of ships remains low due to tight markets. Since only about 1% of ships are over 25 years old (typically when scrapping begins), scrapping will likely remain low for some time. This effectively keeps capacity high.

Indeed, there has not yet been a surge in capacity. Capacity growth is expected to be only 2% in 2022. Most of the growth is in super-sized ships. Orders for new ships are starting to increase, which may impact capacity growth beyond 2022. However, there is an unusually large gap between used and new ship pricing, which effectively will serve to limit new ship supply.

Sea freight rates remain strong, but they have plateaued since January. Rates have been up over 100% along most major routes compared to last year, with North-South routes being the strongest. According to Morgan Stanley, rates may halve from current levels in 2023, but remain above 2019 levels. After over two years of high demand for containers and constrained supply, the investment bank expects weakening orders to ease container congestion, releasing supply and so driving sea and air freight rates lower.

The global compound annual growth rate (CAGR) for containerized trade is projected to reach 3.2% in the medium-term (2022-25) and 2.9% in the long-term (2022-30), according to IHS Markit. However, container shipping demand is already seeing mild signs of weakening in key categories (retail, home improvement, furniture, and electronics), which will possibly negate the peak season impact and ongoing restocking for auto parts and apparel.

European ports have been struggling with record levels of congestion, increasing even more from October 2021, with very limited chances for relief in the short-term, a problem compounded by the Russian invasion of Ukraine.

Recent labor strikes across ports in Europe (Germany and Antwerp, and the UK rail strike) and Asia Pacific (South Korea) pose fresh risks to the global supply chain, with Northern European ports experiencing high terminal yard density. Within the U.S., containers have continued to shift toward the U.S. East Coast (EC) ports, as many shippers attempt to avoid potential disruptions arising from the ongoing International Longshore Warehouse Union (ILWU) negotiations.

U.S. Global Sea to Sky Cargo ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

South Korea’s biggest shipping company plans to invest 15 trillion won ($11.4 billion) by 2026 on new ships and terminals to strengthen its competitiveness and comply with tighter environmental regulations. HMM Co. will increase its shipping capacity to 1.2 million 20-foot containers by 2026 from 820,000 twenty-foot equivalent units (TEUs) now and expand its bulk carrier fleet to 55 vessels from 29, the company said in an emailed statement. HMM said it will invest in terminals and logistics assets in key markets, without providing more details.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The funds may invest in the securities of smaller capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the funds may diverge from that of the index. Because the funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the funds may experience tracking error to a greater extent than funds that seek to replicate an index. The funds are not actively managed and may be affected by a general decline in market segments related to the index.

Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs.

Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS, GOAU, and SEA.

Past performance does not guarantee future results.

The S&P® 500 Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest in an index.

The NYSE Arca Global Airline Index is a modified equal- dollar weighted index designed to measure the performance of highly capitalized and liquid international airline companies.

The NYSE Arca Gold Miners Index provides exposure to publicly traded companies worldwide involved primarily in the mining for gold, representing a diversified blend of small-, mid- and large- capitalization stocks.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index.

The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The index consists of 28 common stocks or related ADRs. It is not possible to invest directly in an index.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

The U.S. Global Sea to Sky Cargo Index tracks the performance of marine shipping, air freight and courier, and port and harbor operating companies. The index uses fundamental screens to identify companies with favorable cash flow, market capitalization, earnings-to-price ratio, and cash-flow-to-price ratio. The index consists of 29 common stocks. It is not possible to invest directly in an index.

A book-to-bill ratio is the ratio of orders received to units shipped and billed for a specified period, generally a month or quarter.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

The section labeled Schedules of Investments contains a more complete list of the Funds’ holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global ETFs

Portfolio Allocations
As of June 30, 2022 (Unaudited)

U.S. Global Jets ETF

Industry Group	Percent of Net Assets
Airlines (a)	74.5%
Aerospace & Defense	8.3
Internet	7.9
Engineering & Construction	3.2
Transportation	2.1
Miscellaneous Manufacturing	2.1
Commercial Services	1.1
Short-Term Investments	0.8
Investments Purchased with Proceeds from Securities Lending	15.5
Liabilities in Excess of Other Assets	(15.5)
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

Industry Group	Percent of Net Assets
Mining (a)	99.6%
Short-Term Investments	0.3
Investments Purchased with Proceeds from Securities Lending	0.1
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

U.S. Global Sea to Sky Cargo ETF

Industry Group	Percent of Net Assets
Transportation (a)	93.1%
Office & Business Equipment	2.7
Short-Term Investments	2.3
Investments Purchased with Proceeds from Securities Lending	12.5
Liabilities in Excess of Other Assets	(10.6)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or industries. See Note 9 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.4%
	Australia — 0.5%
3,712,493	Qantas Airways, Ltd. (a)	$11,454,594

	Brazil — 0.5%
1,322,577	Embraer SA - ADR (a)	11,612,226

	Canada — 2.6%
5,083,530	Air Canada (a)	63,346,661

	China — 2.8%
20,736,271	Air China, Ltd. - H-Shares (a)	18,022,808
7,702,014	Tongcheng Travel Holdings, Ltd. (a)	16,568,537
1,241,169	Trip.com Group, Ltd. - ADR (a)	34,070,089
		68,661,434
	France — 1.9%
100,143	Aeroports de Paris (a)	12,682,639
8,017,859	Air France-KLM (a)(b)	9,389,627
245,404	Airbus SE	23,775,570
		45,847,836
	Germany — 1.4%
4,106,443	Deutsche Lufthansa AG (a)(b)	23,943,923
251,212	Fraport AG Frankfurt Airport Services Worldwide (a)	10,925,237
		34,869,160
	Hong Kong — 0.6%
13,605,189	Cathay Pacific Airways, Ltd. (a)	14,893,788

	Ireland — 1.0%
344,685	Ryanair Holdings plc - ADR (a)	23,180,066

	Japan — 2.9%
654,442	Airtrip Corporation	12,270,788
1,563,752	ANA Holdings, Inc. (a)	28,807,474
1,703,922	Japan Airlines Company, Ltd. (a)	29,826,170
		70,904,432
	Mexico — 1.0%
962,121	Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	9,880,983

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Mexico — 1.0% (Continued)
947,676	Grupo Aeroportuario del Pacifico SAB de CV - Class B	$13,248,472
		23,129,455
	Panama — 1.1%
421,669	Copa Holdings SA - Class A (a)(b)	26,721,165

	Singapore — 0.5%
3,542,449	Singapore Airlines, Ltd. (a)	13,004,024

	Spain — 1.6%
93,467	Aena SME SA (a)	11,876,335
463,772	Amadeus IT Group SA (a)	25,836,393
		37,712,728
	Switzerland — 0.4%
472,874	Wizz Air Holdings plc (a)	10,096,544

	Thailand — 0.6%
7,549,830	Airports of Thailand pcl (a)	15,161,588

	Turkey — 2.4%
1,524,203	Pegasus Hava Tasimaciligi AS (a)	15,615,290
5,062,306	TAV Havalimanlari Holding AS (a)	15,091,760
10,245,532	Turk Hava Yollari AO (a)	28,727,081
		59,434,131
	United Kingdom — 1.4%
2,351,435	easyJet plc (a)	10,493,567
18,743,943	International Consolidated Airlines Group SA (a)	24,555,663
		35,049,230
	United States — 75.2% (c)
1,812,720	Air Transport Services Group, Inc. (a)(b)	52,079,445
1,788,155	Alaska Air Group, Inc. (a)	71,615,608
592,185	Allegiant Travel Company (a)(b)	66,970,202
17,750,767	American Airlines Group, Inc. (a)(b)	225,079,725
417,603	Boeing Company (a)(b)	57,094,682

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	United States — 75.2% (c) (Continued)
25,649	Booking Holdings, Inc. (a)	$44,859,845
7,472,143	Delta Air Lines, Inc. (a)(b)	216,467,982
450,258	Expedia Group, Inc. (a)(b)	42,697,966
8,576,729	Frontier Group Holdings, Inc. (a)(b)	80,363,951
248,024	General Dynamics Corporation	54,875,310
5,023,162	Hawaiian Holdings, Inc. (a)(b)(c)	71,881,448
8,346,535	JetBlue Airways Corporation (a)(b)	69,860,498
683,379	Moog, Inc. - Class A (b)	54,253,459
3,284,917	SkyWest, Inc. (a)(c)	69,804,486
6,645,388	Southwest Airlines Company (a)	240,031,415
3,942,156	Spirit Airlines, Inc. (a)(b)	93,980,999
851,497	Textron, Inc.	52,000,922
2,353,916	TripAdvisor, Inc. (a)(b)	41,899,705
6,430,914	United Airlines Holdings, Inc. (a)	227,782,973
		1,833,600,621
	TOTAL COMMON STOCKS (Cost $3,249,369,100)	2,398,679,683

	PREFERRED STOCKS — 0.8%
	Brazil — 0.8%
1,377,322	Azul SA - ADR (a)(b)	9,778,986
2,762,551	Gol Linhas Aereas Inteligentes SA - ADR (b)	9,420,299
	TOTAL PREFERRED STOCKS (Cost $40,358,292)	19,199,285

	SHORT-TERM INVESTMENTS — 0.8%
20,905,441	First American Government Obligations Fund - Class X, 1.29% (d)	20,905,441
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,905,441)	20,905,441

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.5%
376,846,470	Mount Vernon Liquid Assets Portfolio, LLC, 1.61% (d)(e)	$376,846,470
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $376,846,470)	376,846,470
	TOTAL INVESTMENTS — 115.5% (Cost $3,687,479,303)	2,815,630,879
	Liabilities in Excess of Other Assets - (15.5)%	(377,995,390)
	NET ASSETS — 100.0%	$2,437,635,489

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2022. Total value of securities on loan is $358,043,290.
(c)	Affiliated Common Stock during the current fiscal period. See Note 6 in Notes to Financial Statements.
(d)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(e)	Rate shown is the annualized seven-day yield as of June 30, 2022.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Australia — 10.0%
8,260,180	Aurelia Metals, Ltd. (a)	$1,453,906
1,577,086	OceanaGold Corporation (a)	3,026,260
1,908,602	West African Resources, Ltd. (a)	1,594,070
1,963,956	Westgold Resources, Ltd.	1,606,411
		7,680,647
	Canada — 51.3% (b)
464,734	Dundee Precious Metals, Inc.	2,314,283
64,229	Franco-Nevada Corporation	8,451,251
1,266,429	IAMGOLD Corporation (a)	2,038,951
814,267	Karora Resources, Inc. (a)	2,100,191
331,371	Lundin Gold, Inc. (a)	2,378,704
831,934	Maverix Metals, Inc.	3,618,913
318,365	Osisko Gold Royalties, Ltd. (c)	3,215,487
970,999	Silvercorp Metals, Inc.	2,408,078
367,146	Torex Gold Resources, Inc. (a)	2,835,170
244,543	Victoria Gold Corporation (a)	1,897,906
221,862	Wheaton Precious Metals Corporation	7,993,688
		39,252,622
	Egypt — 2.3%
1,808,218	Centamin plc	1,728,338

	Peru — 2.0%
1,313,010	Hochschild Mining plc	1,542,386

	South Africa — 15.7%
110,558	African Rainbow Minerals, Ltd.	1,452,587
18,329	Anglo American Platinum, Ltd.	1,605,460
838,082	Harmony Gold Mining Company, Ltd. - ADR	2,623,197
149,603	Impala Platinum Holdings, Ltd.	1,665,714
188,557	Royal Bafokeng Platinum, Ltd.	1,697,955
301,487	Sibanye Stillwater, Ltd. - ADR	3,005,825
		12,050,738

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	United Kingdom — 5.5%
118,207	Endeavour Mining plc	$2,445,504
7,294,675	Pan African Resources plc	1,766,640
		4,212,144
	United States — 12.8%
3,511,861	Argonaut Gold, Inc. (a)	1,227,733
80,522	Royal Gold, Inc.	8,598,138
		9,825,871
	TOTAL COMMON STOCKS (Cost $97,269,714)	76,292,746

	SHORT-TERM INVESTMENTS — 0.3%
227,559	First American Government Obligations Fund - Class X, 1.29% (d)	227,559
	TOTAL SHORT-TERM INVESTMENTS (Cost $227,559)	227,559
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.1%
66,000	Mount Vernon Liquid Assets Portfolio, LLC 1.61% (d)(e)	66,000
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $66,000)	66,000
	TOTAL INVESTMENTS — 100.0% (Cost $97,563,273)	76,586,305
	Other Assets in Excess of Liabilities — 0.0% (f)	23,258
	NET ASSETS — 100.0%	$76,609,563

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(c)	All or a portion of this security is out on loan as of June 30, 2022. Total value of securities on loan is $60,600.
(d)	Rate shown is the annualized seven-day yield as of June 30, 2022.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
(f)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 95.8%
	Canada — 3.3%
2,228	Cargojet, Inc.	$246,669

	China — 8.2%
248,332	COSCO SHIPPING Holdings Company, Ltd. - H-Shares	346,858
9,995	ZTO Express Cayman, Inc. - ADR	274,363
		621,221
	Denmark — 5.7%
120	AP Moller - Maersk AS - Class B	279,899
4,468	D/S Norden AS	154,860
		434,759
	Germany — 6.7%
6,756	Deutsche Post AG	253,039
976	Hapag-Lloyd AG (a)	252,632
		505,671
	Greece — 1.9%
5,636	Star Bulk Carriers Corporation	140,844

	Hong Kong — 11.7%
12,977	Orient Overseas International, Ltd.	343,989
710,100	Pacific Basin Shipping, Ltd.	271,486
95,858	SITC International Holdings Company, Ltd.	271,199
		886,674
	Israel — 4.1%
6,569	ZIM Integrated Shipping Services, Ltd. (a)	310,253

	Japan — 14.6%
48,179	Iino Kaiun Kaisha, Ltd.	242,884
2,372	Kawasaki Kisen Kaisha, Ltd.	144,229
13,635	Mitsui OSK Lines, Ltd.	312,033
4,716	NIPPON EXPRESS HOLDINGS, Inc.	256,168
2,229	Nippon Yusen KK	152,291
		1,107,605
	Norway — 1.8%
11,903	Golden Ocean Group, Ltd. (a)	138,551

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.8% (Continued)
	Republic of Korea — 4.6%
18,360	HMM Company, Ltd.	$347,857

	Switzerland — 2.2%
708	Kuehne + Nagel International AG	167,609

	Taiwan — 10.8%
91,624	Evergreen Marine Corporation Taiwan, Ltd.	260,696
67,084	Wan Hai Lines, Ltd.	268,485
105,025	Yang Ming Marine Transport Corporation	290,701
		819,882
	United Kingdom — 3.1%
70,997	Royal Mail plc	233,087

	United States — 17.1%
2,542	Expeditors International of Washington, Inc.	247,743
1,253	FedEx Corporation (a)	284,068
3,900	Matson, Inc.	284,232
57,178	Pitney Bowes, Inc.	206,984
1,469	United Parcel Service, Inc. - Class B	268,151
		1,291,178
	TOTAL COMMON STOCKS (Cost $8,780,453)	7,251,860

	SHORT-TERM INVESTMENTS — 2.3%
161,221	First American Government Obligations Fund - Class X, 1.29% (b)	161,221
13,838	First American Treasury Obligations Fund - Class X, 1.31% (b)	13,838
	TOTAL SHORT-TERM INVESTMENTS (Cost $175,059)	175,059

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.5%
942,065	Mount Vernon Liquid Assets Portfolio, LLC, 1.61% (b)(c)	$942,065
	TOTAL INVESTMENTS PURCHSAED WITH PROCEEDS FROM SECURITIES LENDING (Cost $942,065)	942,065
	TOTAL INVESTMENTS — 110.6% (Cost $9,897,577)	8,368,984
	Liabilities in Excess of Other Assets — (10.6)%	(801,455)
	NET ASSETS — 100.0%	$7,567,529

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	All or a portion of this security is out on loan as of June 30, 2022. Total value of securities on loan is $902,048.
(b)	Rate shown is the annualized seven-day yield as of June 30, 2022.
(c)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
ASSETS
Investments in unaffiliated securities, at value*+	$2,673,944,945	$76,586,305	$8,368,984
Investments in affiliated securities, at value*	141,685,934	—	—
Cash	—	16,890	—
Foreign currency, at value*	1,464,922	615	—
Receivable for securities sold	51,748,237	48,238	—
Securities lending income receivable	146,277	692	678
Dividends and interest receivable	377,698	65,548	164,580
Due from Advisor	—	—	10,850
Prepaid expenses and other assets	—	—	3,247
Total assets	$2,869,368,013	$76,718,288	$8,548,339

LIABILITIES
Collateral received for securities loaned (Note 4)	376,846,470	66,000	942,065
Management fees payable	1,352,172	42,725	—
Payable for securities purchased	1,219,162	—	—
Payable for capital shares redeemed	52,314,720	—	—
Accrued other expenses	—	—	31,778
Distribution fees	—	—	5,881
Accrued Directors fees	—	—	1,086
Total liabilities	431,732,524	108,725	980,810

NET ASSETS	$2,437,635,489	$76,609,563	$7,567,529

The accompanying notes are an integral part of these financial statements.

U.S. Global ETS

Statements of assets and liabilities
June 30, 2022 (Unaudited) (Continued)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
Net Assets Consist of:
Paid-in capital	$3,660,932,774	$108,983,709	$8,811,070
Total distributable earnings (accumulated deficit)	(1,223,297,285)	(32,374,146)	(1,243,541)
Net assets	$2,437,635,489	$76,609,563	$7,567,529

Net Asset Value:
Net assets	$2,437,635,489	$76,609,563	$7,567,529
Shares outstanding^	148,000,000	5,300,000	425,000
Net asset value, offering and redemption price per share	$16.47	$14.45	$17.81

*Identified Cost:
Investments in unaffiliated securities	$3,438,789,241	$97,563,273	$9,897,577
Investments in affiliated securities	248,690,062	—	—
Foreign currency	1,476,352	615	—
+Includes loaned securities with a value of	$358,043,290	$60,600	$902,048

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Six-Months/Period Ended June 30, 2022 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF (1)
INCOME
Dividends from unaffiliated investments*	$1,778,564	$919,868	$608,708
Interest	29,179	496	212
Securities lending income, net (Note 4)	1,424,844	6,210	1,486
Total investment income	3,232,587	926,574	610,406

EXPENSES
Management fees	9,837,547	293,220	23,750
Administration, fund accounting and custodian fees	—	—	31,660
Professional fees	—	—	15,152
Shareholder Reporting expenses	—	—	8,361
Distribution fees	—	—	5,881
Exchange fees	—	—	3,329
Director’s fees and expenses	—	—	2,550
Miscellaneous expenses	—	—	1,171
Registration fees	—	—	434
Insurance expenses	—	—	57
Total expenses	9,837,547	293,220	92,345
Less: Fees waived by adviser (Note 3)	—	—	(68,594)
Net expenses	9,837,547	293,220	23,751
Net investment income (loss)	(6,604,960)	633,354	586,655

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Six-Months/Period Ended June 30, 2022 (Unaudited) (Continued)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF (1)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	$(118,952,401)	$1,458,677	$(292,478)
Investments in affiliated securities	(76,113,325)	—	—
Foreign currency transactions	(173,058)	(81,249)	(8,326)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(583,325,599)	(20,310,586)	(1,528,593)
Investments in affiliated securities	(25,049,944)	—	—
Foreign currency transactions	5,617	(799)	(799)
Net realized and unrealized gain (loss) on investments	(803,608,710)	(18,933,957)	(1,830,196)
Net increase (decrease) in net assets resulting from operations	$(810,213,670)	$(18,300,603)	$(1,243,541)

*Net of foreign taxes withheld of	$139,068	$116,291	$90,237

(1)	The Fund commenced operations on January 19, 2022. The information presented is for the period from January 19, 2022 to June 30, 2022.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$(6,604,960)	$(17,754,271)
Net realized gain (loss) on investments and foreign currency	(195,238,784)	449,668,819
Change in unrealized appreciation (depreciation) on investments and foreign currency	(608,369,926)	(747,974,650)
Net increase (decrease) in net assets resulting from operations	(810,213,670)	(316,060,102)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(21,341,787)
Total distributions to shareholders	—	(21,341,787)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,109,681,065	2,843,829,385
Payments for shares redeemed	(1,093,403,875)	(2,178,824,370)
Transaction fees (Note 8)	341,747	270,457
Net increase (decrease) in net assets derived from capital share transactions (a)	16,618,937	665,275,472
Net increase (decrease) in net assets	$(793,594,733)	$327,873,583

NET ASSETS
Beginning of period/year	$3,231,230,222	$2,903,356,639
End of period/year	$2,437,635,489	$3,231,230,222

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	52,450,000	113,800,000
Shares redeemed	(57,650,000)	(90,450,000)
Net increase (decrease)	(5,200,000)	23,350,000

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$633,354	$1,199,943
Net realized gain (loss) on investments and foreign currency	1,377,428	(572,853)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(20,311,385)	(11,370,734)
Net increase (decrease) in net assets resulting from operations	(18,300,603)	(10,743,644)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(1,187,166)
Total distributions to shareholders	—	(1,187,166)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,957,694	44,046,850
Payments for shares redeemed	(10,010,835)	(47,266,865)
Transaction fees (Note 8)	—	11
Net increase (decrease) in net assets derived from capital share transactions (a)	1,946,859	(3,220,004)
Net increase (decrease) in net assets	$(16,353,744)	$(15,150,814)

NET ASSETS
Beginning of period/year	$92,963,307	$108,114,121
End of period/year	$76,609,563	$92,963,307

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	600,000	2,200,000
Shares redeemed	(500,000)	(2,450,000)
Net increase (decrease)	100,000	(250,000)

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Statements of Changes in Net Assets

Period Ended June 30, 2022 (Unaudited)(1)
OPERATIONS
Net investment income (loss)	$586,655
Net realized gain (loss) on investments and foreign currency	(300,804)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(1,529,392)
Net increase (decrease) in net assets resulting from operations	(1,243,541)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,605,515
Payments for shares redeemed	(1,799,170)
Transaction fees (Note 8)	4,725
Net increase (decrease) in net assets derived from capital share transactions (a)	8,811,070
Net increase (decrease) in net assets	$7,567,529

NET ASSETS
Beginning of period	$—
End of period	$7,567,529

(a)	Summary of capital share transactions is as follows:

Shares
Shares sold	525,000
Shares redeemed	(100,000)
Net increase (decrease)	425,000

(1)	The Fund commenced operations on January 19, 2022. The information presented is for the period from January 19, 2022 to June 30, 2022.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period/year	$21.09		$22.36	$31.50		$27.94	$32.60	$27.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.04)		(0.12)	(0.05)		0.31	0.18	0.16
Net realized and unrealized gain (loss) on investments and foreign currency (6)	(4.58)		(1.01)	(9.08)		3.64	(4.67)	4.98
Total from investment operations	(4.62)		(1.13)	(9.13)		3.95	(4.49)	5.14

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		—	(0.00	)(2)	(0.39)	(0.15)	(0.14)
Capital gains	—		(0.14)	(0.01)		—	(0.02)	(0.37)
Total distributions to shareholders	—		(0.14)	(0.01)		(0.39)	(0.17)	(0.51)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 8)	0.00	(2)	0.00 (2)	0.00	(2)	—	—	—
Net asset value, end of period/year	$16.47		$21.09	$22.36		$31.50	$27.94	$32.60

Total return	-21.91	%(3)	-5.05%	-28.99%		14.10%	-13.76%	18.40%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$2,437,635		$3,231,230	$2,903,357		$51,976	$85,230	$104,332

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)	0.60%	0.60%		0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	-0.40	%(4)	-0.50%	-0.28%		1.02%	0.57%	0.53%
Portfolio turnover rate (5)	19	%(3)	54%	88%		31%	33%	36%

(1)	Calculated based on average shares outstanding during the period.
(2)	Represents less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2022		Year Ended December 31,				Period Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017(1)
Net asset value, beginning of period/year	$17.88		$19.84	$17.45	$11.40	$12.81	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.12		0.23	0.07	0.06	0.06	0.03
Net realized and unrealized gain (loss) on investments and foreign currency (7)	(3.55)		(1.96)	3.54	6.02	(1.42)	0.80
Total from investment operations	(3.43)		(1.73)	3.61	6.08	(1.36)	0.83

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.08)	(0.05)	(0.03)	(0.05)	(0.02)
Capital gains	—		(0.15)	(1.18)	—	—	—
Total distributions to shareholders	—		(0.23)	(1.23)	(0.03)	(0.05)	(0.02)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 8)		—	0.00 (3)	0.01	—	—	—
Net asset value, end of period/year	$14.45		$17.88	$19.84	$17.45	$11.40	$12.81

Total return	-19.15	%(4)	-8.72%	20.85%	53.37%	-10.60%	6.89	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$76,610		$92,963	$108,114	$50,610	$11,398	$10,886

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(5)	0.60%	0.60%	0.60%	0.60%	0.60	%(5)
Net investment income (loss) to average net assets	1.30	%(5)	1.20%	0.37%	0.40%	0.49%	0.43	%(5)
Portfolio turnover rate (6)	52	%(4)	81%	130%	158%	130%	70	%(4)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended June 30, 2022(1) (Unaudited)

Net asset value, beginning of period	$20.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.35
Net realized and unrealized gain (loss) on investments and foreign currency (7)	(3.55)
Total from investment operations	(2.20)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 8)	0.01
Net asset value, end of period	$17.81

Total return	-10.97	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$7,568

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	2.33	%(4)(5)
Expenses after fees waived	0.60	%(4)
Net investment income (loss) before fees waived	13.09	%(4)(5)
Net investment income (loss) after fees waived	14.82	%(4)
Portfolio turnover rate (6)	41	%(3)

(1)	Commencement of operations on January 19, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)

Pursuant to a contractual operating expense limitation between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Operating Expenses do not exceed 0.60% through at least April 30, 2023. See Note 3 in Notes to Financial Statements.

(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF, U.S. Global GO GOLD and Precious Metal Miners ETF, and U.S. Global Sea to Sky Cargo ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. The investment objective of the U.S. Global Sea to Sky Cargo ETF is to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index. U.S. Global Jets ETF commenced operations on April 28, 2015, U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017, and U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022.

The end of the reporting period for the Funds is June 30, 2022. The period covered by these Notes to Financial Statements is the six-month period from January 1, 2022 through June 30, 2022 for U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF and the period from January 19, 2022 through June 30, 2022 for U.S. Global Sea to Sky Cargo ETF (each, respectively the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,398,679,683	$—	$—	$2,398,679,683
Preferred Stocks	19,199,285	—	—	19,199,285
Short-Term Investments	20,905,441	—	—	20,905,441
Investments Purchased with Proceeds from Securities Lending	—	376,846,470	—	376,846,470
Total Investments in Securities	$2,438,784,409	$376,846,470	$—	$2,815,630,879

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$76,292,746	$—	$—	$76,292,746
Short-Term Investments	227,559	—	—	227,559
Investments Purchased with Proceeds from Securities Lending	—	66,000	—	66,000
Total Investments in Securities	$76,520,305	$66,000	$—	$76,586,305

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global Sea to Sky Cargo ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,251,860	$—	$—	$7,251,860
Short-Term Investments	175,059	—	—	175,059
Investments Purchased with Proceeds from Securities Lending	—	942,065	—	942,065
Total Investments in Securities	$7,426,919	$942,065	$—	$8,368,984

^	See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. For the year ended December 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
U.S. Global Jets ETF	$(551,040,518)	$551,040,518
U.S. Global GO GOLD and Precious Metal Miners ETF	$(11,826,534)	$11,826,534
U.S. Global Sea to Sky Cargo ETF	N/A	N/A

During the year ended December 31, 2021, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid-in capital.

U.S. Global Jets ETF	$570,070,390
U.S. Global GO GOLD and Precious Metal Miners ETF	11,826,534
U.S. Global Sea to Sky Cargo ETF	N/A

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement for U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.

Separately, under the Advisory Agreement, for the U.S. Global Sea to Sky Cargo ETF, the Advisor has agreed to limit the Fund’s Operating Expenses to an annual rate of 0.60% of the first $100 million in net assets and 0.70% for net asset greater than $100 million. For purposes of this Agreement, the term “Operating Expenses” is defined to include all expenses necessary or appropriate for the operation of the Fund, including the Adviser’s management fee, except interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

(12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.

The Index that each Fund tracks was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33⅓ percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global Jets ETF	$358,043,290	$376,846,470
U.S. Global GO GOLD and Precious Metal Miners ETF	60,600	66,000
U.S. Global Sea to Sky Cargo ETF	902,048	942,065

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
U.S. Global Jets ETF	$1,424,844
U.S. Global GO GOLD and Precious Metal Miners ETF	6,210
U.S. Global Sea to Sky Cargo ETF	1,486

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASE AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$614,535,122	$616,779,654
U.S. Global GO GOLD and Precious Metal Miners ETF	50,745,138	49,873,980
U.S. Global Sea to Sky Cargo ETF	8,386,569	3,449,972

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global Jets ETF	$1,053,742,462	$1,051,189,877
U.S. Global GO GOLD and Precious Metal Miners ETF	11,534,558	9,846,857
U.S. Global Sea to Sky Cargo ETF	5,558,029	1,428,934

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

NOTE 6 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated Issuer	Value at 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 6/30/2022
SkyWest, Inc.	$92,795,946	$52,266,529	$(23,732,168)	$(468,242)	$(51,057,579)	$69,804,486
Sun Country Airlines Holdings, Inc.	98,439,780	31,340,154	(103,216,120)	(65,766,831)	39,203,017	—
Hawaiian Holdings, Inc.	89,901,641	41,494,007	(36,440,566)	(9,878,252)	(13,195,382)	71,881,448
	$281,137,367			$(76,113,325)	$(25,049,944)	$141,685,934

Affiliated Issuer (continued)	Shares Held at 6/30/22	Dividend Income
SkyWest, Inc.	3,284,917	$—
Sun Country Airlines Holdings, Inc.	—	—
Hawaiian Holdings, Inc.	5,023,162	—
		$—

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

NOTE 7 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2021 were as follows:

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
Tax cost of investments	$4,126,341,237	$98,510,817
Gross tax unrealized appreciation	$129,314,091	$6,774,985
Gross tax unrealized depreciation	(478,351,272)	(10,248,645)
Total unrealized appreciation/(depreciation)	(349,037,181)	(3,473,660)
Undistributed ordinary income	—	750,819
Undistributed long term capital gains	—	—
Other accumulated gain/(loss)	(64,046,434)	(11,350,702)
Distributable earnings/(accumulated deficit)	$(413,083,615)	$(14,073,543)

U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022, and therefore does not appear in the above table.

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

At December 31, 2021, U.S. Global Jets ETF deferred, on a tax-basis, $83,884 of post-October capital losses, and no late-year ordinary losses. U.S. Global GO GOLD and Precious Metal Miners ETF deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2021, U.S. Global Jets ETF had $63,962,550 of short-term capital loss carryforward and U.S. Global GO GOLD and Precious Metal Miners ETF had $9,478,164 of short-term and $1,872,538 of long-term capital loss carryforward available for federal income tax purposes. These amounts do not have an expiration.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2021 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$21,341,787	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	401,808	785,358
U.S. Global Sea to Sky Cargo ETF	N/A	N/A

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2020 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$1,199,417	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	5,907,818	803,330
U.S. Global Sea to Sky Cargo ETF	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” U.S. Global Sea to Sky Cargo ETF issues and redeems shares generally in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the U.S. Global GO GOLD and Precious Metal Miners ETF is $300, and the standard fixed transaction fee for U.S Global Jets ETF and U.S. Global Sea to Sky Cargo ETF is $500, which is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Cargo Companies Risk. U.S. Global Sea to Sky Cargo ETF is expected to concentrate its investments in the securities of Cargo Companies. Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

U.S. Global ETFs

Expense Examples

For the Period Ended June 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global Jets ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$780.90	$2.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

U.S. Global ETFs

Expense Examples

For the Period Ended June 30, 2022 (Unaudited) (Continued)

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$808.50	$2.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

U.S. Global Sea to Sky Cargo ETF

	Beginning Account Value January 19, 2022(2)	Ending Account Value June 30, 2022	Expenses Paid During the Period
Actual	$1,000.00	$890.30	$2.52	(3)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01	(4)

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

(2)	Fund commencement.
(3)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 162/365, to reflect the current fiscal period.

(4)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

U.S. Global ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. Global Sea to Sky Cargo ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on July 21-22, 2021, and October 13-14, 2021 (the “Meetings”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of U.S. Global Sea to Sky Cargo ETF (the “Fund”) for an initial two-year term.

Prior to the Meetings, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meetings and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Fund, and the services to be provided by the Adviser.

U.S. Global Sea to Sky Cargo ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including its oversight of the Fund in seeking to track the index as closely as possible.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group (each defined below). The Board noted that the expense ratio for the Fund was higher than the median of the universe of Foreign Large Value ETFs as reported by Morningstar (the “Category Peer Group”), although it was within the range of expense ratios for the Fund’s competitors identified by the Adviser at the Board’s request (the “Selected Peer Group). The Board also noted that, because the Category Peer Group included passively and actively-managed funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

U.S. Global Sea to Sky Cargo ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders in the initial period of such Fund’s operations. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

U.S. Global ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended December 31, 2021, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	9.58%
U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%
U.S. Global Sea to Sky Cargo ETF	N/A

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2021 was as follows:

U.S. Global Jets ETF	4.62%
U.S. Global GO GOLD and Precious Metal Miners ETF	7.83%
U.S. Global Sea to Sky Cargo ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global Jets ETF	100.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	N/A

U.S. Global ETFs

Federal Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global Jets ETF	$—	$—	—
U.S. Global GO GOLD and Precious Metal Miners ETF	$237,324	$0.045639	100.00%
U.S. Global Sea to Sky Cargo ETF	N/A	N/A	N/A

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.usglobaletfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.usglobaletfs.com daily.

U.S. Global ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.usglobaletfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at www.usglobaletfs.com.

(This Page Intentionally Left Blank.)

Adviser

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Index Provider

U.S. Global Indices, LLC
7900 Callaghan Road
San Antonio, Texas 78229

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF

Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF

Symbol – GOAU
CUSIP – 26922A719

U.S. Global Sea to Sky Cargo ETF

Symbol – SEA
CUSIP – 26922B865

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/7/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/7/2022

*	Print the name and title of each signing officer under his or her signature.